Consolidated Statement of Financial Position - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash and cash equivalents		$ 511	$ 1,968
Trade and other receivables		1,143	1,087
Other financial assets		94	35
Prepaid expenses and other current assets		480	400
Current assets		2,228	3,490
Property and equipment, net		361	386
Software, net		1,645	1,453
Other identifiable intangible assets, net		3,102	3,134
Goodwill		7,913	7,262
Equity method investments		202	269
Other financial assets		466	442
Other non-current assets		680	625
Deferred tax		1,343	1,376
Total assets		17,940	18,437
Liabilities
Current indebtedness		795	973
Payables, accruals and provisions		1,090	1,091
Current tax liabilities		224	197
Deferred revenue		1,251	1,062
Other financial liabilities	[1]	108	113
Current liabilities		3,468	3,436
Long-term indebtedness		1,328	1,847
Provisions and other non-current liabilities		656	675
Other financial liabilities	[2]	210	232
Deferred tax		364	241
Total liabilities		6,026	6,431
Equity
Capital		3,597	3,498
Retained earnings		9,220	9,699
Accumulated other comprehensive loss		(903)	(1,191)
Total equity		11,914	12,006
Total liabilities and equity		$ 17,940	$ 18,437

[1]	Includes lease liabilities of $59 million (2024 - $58 million).
[2]	Includes lease liabilities of $190 million (2024 - $198 million).